Mortgage-Backed Securities	12 Months Ended
Mar. 31, 2012
Mortgage-Backed Securities [Abstract]
Mortgage-Backed Securities

NOTE 4 - MORTGAGE-BACKED SECURITIES

The following is a comparative summary of mortgage-backed securities at March 31, 2012 and 2011:

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Federal Home Loan Mortgage Corporation	$7,118	$601	$—	$7,719
Federal National Mortgage Association	16,295	1,110	—	17,405

	$23,413	$1,711	$—	$25,124

Held to maturity:
Federal Home Loan Mortgage Corporation	$139,231	$6,823	$452	$145,602
Federal National Mortgage Association	157,844	7,940	203	$165,581
Governmental National Mortgage Association	39,155	2,830	—	41,985

	$336,230	$17,593	$655	$353,168

	March 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Federal Home Loan Mortgage Corporation	$10,151	$678	$—	$10,829
Federal National Mortgage Association	16,069	1,039	—	17,108

	$26,220	$1,717	$—	$27,937

Held to maturity:
Federal Home Loan Mortgage Corporation	$130,980	$4,909	$830	$135,059
Federal National Mortgage Association	120,439	3,685	147	$123,977
Governmental National Mortgage Association	48,273	1,652	—	49,925

	$299,692	$10,246	$977	$308,961

Contractual maturity data for mortgage-backed securities is as follows:

	March 31,
	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Available for sale:
Due after five through ten years	$7,375	$7,964	$9,846	$10,498
Due after ten years	16,038	17,160	16,374	17,439

	$23,413	$25,124	$26,220	$27,937

Held to maturity:
Due less than one year	$2	$2	$—	$—
Due after one through five years	75	80	126	137
Due after five through ten years	9,699	10,452	12,624	13,432
Due after ten years	326,454	342,634	286,942	295,392

	$336,230	$353,168	$299,692	$308,961

The amortized cost and carrying values shown above are by contractual final maturity. Actual maturities will differ from contractual final maturities due to scheduled monthly payments related to mortgage-backed securities and due to the borrowers having the right to prepay obligations with or without prepayment penalties. The Company's mortgage-backed securities are generally secured by residential mortgage loans with contractual maturities of 15 years or greater. However, the effective lives of those securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the mortgage loans comprised within those securities. Investors in mortgage pass-through securities generally share in the receipt of principal repayments on a pro-rata basis as paid by the borrowers.

The age of gross unrealized losses and the fair value of related mortgage-backed securities were as follows:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
March 31, 2012:
Held to maturity:
Federal Home Loan Mortgage Corporation	$22,258	$450	$277	$2	$22,535	$452
Federal National Mortgage Association	18,101	198	244	5	18,345	203

	$40,359	$648	$521	$7	$40,880	$655

March 31, 2011:
Held to maturity:
Federal Home Loan Mortgage Corporation	$40,565	$830	$—	$—	$40,565	$830
Federal National Mortgage Association	15,712	146	21	1	15,733	147

	$56,277	$976	$21	$1	$56,298	$977

Management does not believe that any of the unrealized losses at March 31, 2012 (nine FHLMC and ten FNMA mortgage-backed securities of which six have been in an unrealized loss position for twelve months or more) represent an other-than-temporary impairment as they are primarily related to market interest rates and not related to the underlying credit quality of the issuers of the securities. Additionally, the Company and its subsidiaries have the ability, and management has the intent, to hold such securities for the time necessary to recover amortized cost and does not have the intent to sell the securities, and it is more likely than not that it will not have to sell the securities before recovery of its amortized cost.

The proceeds from sales of mortgage-backed securities available for sale totaled $11.1 million during the year ended March 31, 2011, and realized gain on the sale totaled approximately $872,000. There were no sales of mortgage-backed securities held to maturity for the years ended March 31, 2012, 2011 and 2010, and no sales of available for sale mortgage-backed securities for the years ended March 31, 2012 and 2010.